MAINLAND CHINA CONTRIBUTION PLAN (Details Textual) - USD ($)	12 Months Ended
	Feb. 28, 2018	Feb. 28, 2017	Feb. 29, 2016
Defined Contribution Plan, Cost Recognized	$ 108,462,826	$ 63,922,568	$ 37,556,437